Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	118,469,000	140,643,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	2,379,556,771	1,931,705,893
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	2,008,803,043	1,866,198,159
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 236,395,400	$ 127,771,152